Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 1,482	$ 2,022
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan losses	1,320	958
Provision for deferred income taxes	56	276
Depreciation and amortization	896	979
Valuation adjustment of deferred tax assets	(2,000)	(170)
Net realized (gains) losses on available-for-sale securities	758	(663)
Net amortization on securities	756	721
Amortization of Capital issue costs	5	5
Other than temporary impairment charge	0	167
Valuation adjustment of other real estate owned	1,299	1,299
Decrease in interest receivable	143	55
(Increase) decrease in other assets	2,744	(160)
Increase (decrease) in interest, taxes and other liabilities	529	(504)
Net cash provided by operating activities	7,988	4,985
Securities available for sale:
Proceeds from sale of debt and equity securities	4,367	11,557
Proceeds from maturities of debt and equity securities	11,330	20,335
Purchase of debt and equity securities	(13,559)	(24,979)
Redemption of other investments	220	378
Net (increase) decrease in loans	(15,729)	6,144
Proceeds from sales of other real estate owned	6,399	7,245
Premises and equipment expenditures	(997)	(339)
Net cash provided by investing activities	(7,969)	20,341
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease in certificates of deposit	(20,308)	(51,189)
Net increase in demand, savings and other deposits	23,242	21,168
Net increase (decrease) in short term borrowings	3,330	(37,506)
Net increase (decrease) in long-term debt	(3,496)	37,334
Net cash provided by (used in) financing activities	2,768	(30,193)
Net increase (decrease) in cash and cash equivalents	2,787	(4,867)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	81,208	86,075
CASH AND CASH EQUIVALENTS AT END OF YEAR	83,995	81,208
Cash paid during the year for:
Interest	5,882	7,751
Income taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH TRANSACTIONS
Transfer of loans to other real estate owned	3,737	8,629
Loans originated from sales of other real estate owned	$ 3,240	$ 1,573